NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 01, 2018	Sep. 30, 2023	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other notes payable		$ 153,200	$ 127,400
Kok Chee Lee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note payable		42,651	42,651
Former Secretary Of Board [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount	$ 32,000
Debt stated interest rate	5.00%
Debt maturity date	Dec. 01, 2018
Accrued interest		$ 8,562	$ 6,562